Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	TOTAL	SHARES PREFERRED SHARES	SHARES COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUM-ULATED OTHER COMPRE-HENSIVE INCOME	DEFICIT	NON-CONTROL-LING INTEREST
Balance at beginning of period (As previously reported) at Dec. 31, 2017	$ 20,625	$ 20,302	$ 4,004	$ 20,091	$ 1,162	$ (17)	$ (4,938)	$ 323
Net earnings	1,464	1,436					1,436	28
Other comprehensive income (loss)	303	300				46	254	3
Total comprehensive (loss) income	1,767	1,736				46	1,690	31
Common shares issued under employee stock option plan	4	4		4
Other share-based compensation	(31)	(31)			(8)		(23)
Repurchase of common shares	(175)	(175)		(69)	(3)		(103)
Common shares issued for the acquisition of AlarmForce Industries Inc. (AlarmForce)	1	1		1
Dividends declared on BCE common and preferred shares	(1,427)	(1,427)					(1,427)
Dividends declared by subsidiaries to non-controlling interest	(3)							(3)
Settlement of cash flow hedges transferred to the cost basis of hedged items	5	5				5
Return of capital to non-controlling interest	(41)	(6)					(6)	(35)
Other	3							3
Balance at end of period at Jun. 30, 2018	20,724	20,405	4,004	20,027	1,151	34	(4,811)	319
Balance at beginning of period (As previously reported) at Dec. 31, 2018	20,689	20,363	4,004	20,036	1,170	90	(4,937)	326
Balance at beginning of period at Dec. 31, 2018	20,689
Net earnings	1,608	1,577					1,577	31
Other comprehensive income (loss)	(386)	(383)				(64)	(319)	(3)
Total comprehensive (loss) income	1,222	1,194				(64)	1,258	28
Common shares issued under employee stock option plan	64	64		67	(3)
Common shares issued under employee savings plan (ESP)	40	40		40
Other share-based compensation	3	3		1	(2)		4
Dividends declared on BCE common and preferred shares	(1,501)	(1,501)					(1,501)
Dividends declared by subsidiaries to non-controlling interest	(39)							(39)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(12)	(12)				(12)
Return of capital to non-controlling interest	15							15
Balance at end of period at Jun. 30, 2019	$ 20,461	$ 20,132	$ 4,004	$ 20,144	$ 1,165	$ 14	$ (5,195)	$ 329